ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2023	2022

Accounts receivable	$2,131,371	$2,192,732
Less: allowance for expected credit loss	-	(275,000)
	$2,131,371	$1,917,732

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2023	2022

Balance at beginning, January 1	$(275,000)	$(138,000)
Provision	-	(137,000)
Written-off	275,000	-
Balance at end, December 31,	$-	$(275,000)

For the years ended December 31, 2023, 2022 and 2021, the Company has assessed the probable loss and made an allowance for expected credit losses of $0, $137,000 and $56,000 on accounts receivable, respectively.